Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Assets And Liabilities [Abstract]
Schedule Of Change In Fair Value Of Interest Rate Derivatives

	Year ended December 31,
	2011	2012	2013
Change in fair value of interest rate caps and floors	$59,312	$14,388	$(11,709)
Change in fair value of interest rate swaps	(39,536)	(3,713)	-
	$19,776	$10,675	$(11,709)